GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Acquired intangibles
Future amortization expense for finite lived intangible assets
2013	28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2
Customer relationships
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	11 years
Weighted-Average Remaining Useful Life	4 years
Patents and other acquired technology
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	13 years
Weighted-Average Remaining Useful Life	4 years
Trade names and trademarks
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	12 years
Weighted-Average Remaining Useful Life	6 years
Other Intangibles
Weighted-average Amortization Periods and Remaining Useful Lives
Weighted-average Amortization Periods from the Date of Acquisition	6 years
Weighted-Average Remaining Useful Life	2 years